UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

The Cushing MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2011

	Shares	Fair Value
Common Stock - 4.0% (1)
Shipping - 0.3% (1)
United States - 0.3% (1)
Teekay Tankers, Ltd.	50,000	$534,500

Utilities - 3.7% (1)
United States - 3.7% (1)
Dominion Resources, Inc.	150,000	6,844,500
Great Plains Energy, Inc.	50,000	960,000
UIL Holdings Corp.	25,000	768,500
		8,573,000

Total Common Stock (Cost $9,119,925)		$9,107,500

Master Limited Partnerships and Related Companies - 131.3% (1)
Coal - 13.0% (1)
United States - 13.0% (1)
Oxford Resource Partners, L.P.	450,000	$11,430,000
Penn Virginia GP Holdings, L.P.	700,000	18,620,000
		30,050,000
Crude/Natural Gas Production - 15.5% (1)
United States - 15.5% (1)
Breitburn Energy Partners, L.P.	500,000	11,120,000
Legacy Reserves, L.P.	325,000	10,091,250
Linn Energy, LLC	250,000	9,707,500
Vanguard Natural Resources, LLC	150,000	4,911,000
		35,829,750
Crude/Refined Products Pipelines and Storage - 31.1% (1)
United States - 31.1% (1)
Enbridge Energy Partners, L.P.	350,000	23,464,000
Genesis Energy, L.P.	600,000	17,508,000
Magellan Midstream Partners, L.P.	250,000	15,110,000
Plains All American Pipeline, L.P.	150,000	9,820,500

TransMontaigne Partners, L.P.	150,000	5,967,000
		71,869,500
Natural Gas/Natural Gas Liquid Pipelines and Storage - 27.9% (1)
United States - 27.9% (1)
Boardwalk Pipeline Partners, LP	250,000	8,302,500
El Paso Pipeline Partners, L.P.	100,000	3,770,000
Energy Transfer Partners, L.P.	250,000	13,707,500
Enterprise Products Partners, L.P.	300,000	13,080,000
ONEOK Partners, L.P.	150,000	12,472,500
Spectra Energy Partners, L.P.	120,000	3,944,400
Williams Partners, L.P.	175,000	9,075,500
		64,352,400
Natural Gas Gathering/Processing - 31.1% (1)
United States - 31.1% (1)
Crosstex Energy, L.P.	1,000,000	17,000,000
DCP Midstream Partners, L.P.	200,000	8,452,000
MarkWest Energy Partners, L.P.	425,000	19,082,500
Regency Energy Partners, L.P.	400,000	11,108,000
Targa Resources Partners, L.P.	475,000	16,268,750
		71,911,250
Propane - 4.2% (1)
United States - 4.2% (1)
Inergy, L.P.	231,000	9,581,880

Shipping - 8.5% (1)
Republic of the Marshall Islands - 8.5% (1)
Capital Product Partners, L.P.	200,000	1,944,000
Navios Maritime Partners, L.P.	600,000	11,916,000
Teekay Offshore Partners, L.P.	200,000	5,754,000
		19,614,000

Total Master Limited Partnerships and Related Companies (Cost $207,854,140)		$303,208,780
	Principal
	Amount
Senior Notes - 7.1% (1)
Crude/Natural Gas Production - 2.1% (1)
United States - 2.1% (1)
Breitburn Energy Partners, L.P., 8.625%, 10/15/2020 (2)	$ 2,500,000	$2,640,625
Linn Energy, LLC, 7.750%, 02/01/2021 (2)	2,000,000	2,135,000
		4,775,625

Crude/Refined Products Pipelines and Storage - 0.4% (1)
United States - 0.4% (1)
Genesis Energy, L.P., 7.875%, 12/15/2018 (2)	1,000,000	1,027,500

Natural Gas/Natural Gas Liquids Pipelines and Storage - 0.2% (1)
United States - 0.2% (1)
El Paso Corp., 7.420%, due 02/15/2037	375,000	373,444

Natural Gas Gathering/Processing - 4.4% (1)
United States - 4.4% (1)
Atlas Pipeline Partners, L.P., 8.750% due 06/15/2018	3,500,000	3,762,500
Copano Energy, LLC, 8.125%, due 03/01/2016	2,000,000	2,092,500
MarkWest Energy Partners, L.P., 8.750%, due 04/15/2018	1,000,000	1,100,000
Regency Energy Partners, L.P., 9.375%, due 06/01/2016	2,000,000	2,247,500
Targa Resources Partners, L.P., 8.250%, due 07/01/2016	200,000	213,000
Targa Resources Partners, L.P., 7.875%, due 10/15/2018 (2)	250,000	265,000
Targa Resources Partners, L.P., 6.875%, due 02/01/2021 (2)	600,000	595,500
		10,276,000

Total Senior Notes (Cost $14,644,440)		$16,452,569

Options - 0.6% (1)	Contracts
J.P. Morgan Alerian MLP Index Put Option
Expiration: April 2011, Exercise Price: $37.00	4,300	$182,750
SPDR Trust Series 1 Put Option
Expiration: March 2011, Exercise Price: $130.00	8,500	1,300,500
Total Options (Cost $2,970,574)		$1,483,250

Short-Term Investments - Investment Companies - 1.1% (1)	Shares
United States - 1.1% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (3)	508,893	$508,893
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (3)	508,893	508,893
First American Treasury Obligations Fund - Class A, 0.00% (3)	508,893	508,893
First American Treasury Obligations Fund - Class Y, 0.00% (3)	508,893	508,893
First American Treasury Obligations Fund - Class Z, 0.00% (3)	508,893	508,893
Total Short-Term Investments (Cost $2,544,465)		$2,544,465

Total Investments - 144.1% (1) (Cost $240,133,544)		$332,796,564
Liabilities in Excess of Other Assets - (44.1)% (1)		(101,853,275)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$230,943,289

SECURITIES SOLD SHORT
Options - (0.2)%(1)	Contracts
SPDR Trust Series 1 Put Option
Expiration: March 2011, Exercise Price: $122.00	8,500	$357,000
Total Securities Sold Short - (0.2)%(1) (Proceeds $977,358)		$357,000

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Restricted securities represent a total fair value of $6,663,625, which represents 2.9% of net assets.
(3) Rate reported is the current yield as of February 28, 2011.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows:

Cost of investments                                                                       $236,091,256
Gross unrealized appreciation                                                          98,390,996
Gross unrealized depreciation                                                          (1,685,688)
Net unrealized appreciation                                                             $96,705,308

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2011	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$ 9,107,500	$ 9,107,500	$ -	$ -
Master Limited Partnerships and Related Companies (a)	303,208,780	303,208,780	-	-
Total Equity Securities	312,316,280	312,316,280	-	-
Notes
Senior Notes (a)	16,452,569	-	16,452,569	-
Total Notes	16,452,569	-	16,452,569	-
Derivatives
Options	1,483,250	1,483,250	-	-
Total Derivatives	1,483,250	1,483,250	-	-
Other
Short-Term Investments	2,544,465	2,544,465	-	-
Total Other	2,544,465	2,544,465	-	-
Total Assets	$ 332,796,564	$ 316,343,995	$ 16,452,569	$ -
Liabilities Derivatives
Options	$ 357,000	$ 357,000	$ -	$ -
Total	$ 332,439,564	$ 315,986,995	$ 16,452,569	$ -

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the fiscal quarter ended February 28, 2011.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options would be included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options would be included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the current market value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

During the period ended February 28, 2011, the Fund purchased 4,300 J.P. Morgan Alerian MLP Index equity option put contracts with an exercise price of $37.00 and 8,500 S&P Depository Receipts (“SPDR”) Trust Series 1 equity option put contracts with an exercise price of $130.00.

On February 28, 2011 the Fund held 4,300 J.P. Morgan Alerian MLP Index equity option put contracts at fair value of $182,750 and 8,500 SPDR Trust Series 1 equity option put contracts at fair value of $1,300,500.  These equity option put contracts would be included in investments at fair value in the Statement of Assets and Liabilities. The unrealized depreciation of $1,487,324 on these equity option put contracts would be included in the net change in unrealized depreciation of investments in the Statement of Operations.

During the period ended February 28, 2011, the Fund wrote 8,500 SPDR Trust Series 1 short option put contracts with an exercise price of $122.00.

On February 28, 2011 the Fund held 8,500 SPDR Trust Series 1 short option put contracts at fair value of $(357,000). All contracts had an exercise price of $122.00.  These equity option contracts would be included in securities sold short at fair value in the Statement of Assets and Liabilities. The unrealized appreciation of $620,358 on these equity option put contracts would be included in the net change in unrealized appreciation of investments in the Statement of Operations.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP Total Return Fund

By (Signature and Title)              /s/ Jerry V. Swank
Jerry V. Swank, President

Date           April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Jerry V. Swank
Jerry V. Swank, President

Date           April 27, 2011

By (Signature and Title)              /s/ John H. Alban
John H. Alban, Treasurer

Date           April 27, 2011